Quarterly Financial Information	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Note 11 — Quarterly Financial Information (Unaudited)
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020 that has been updated to reflect the restatement and revision of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The Company has not amended its previously filed Quarterly Report on Form
10-Q
for the Affected Period. The financial information that has been previously filed or otherwise reported for the Affected Period is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Period contained in such previously filed report should no longer be relied upon.

Unaudited Condensed Balance Sheet

	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$484,512,579	$—	$484,512,579

Liabilities and stockholders’ equity
Total current liabilities	$150,841	$—	$150,841
Deferred underwriting commissions	16,905,000	—	16,905,000
Warrant liabilities	—	9,872,133	9,872,133

Total liabilities	17,055,841	9,872,133	26,927,974
Class A common stock, $0.0001 par value; shares subject to possible redemption	462,456,730	(9,872,130)	452,584,600
Stockholders’ equity
Preferred stock - $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	205	99	304
Class B common stock - $0.0001 par value	1,208	—	1,208
Additional paid-in-capital	5,083,079	1,252,975	6,336,054
Accumulated deficit	(84,484)	(1,253,077)	(1,337,561)

Total stockholders’ equity	5,000,008	(3)	5,000,005

Total liabilities and stockholders’ equity	$484,512,579	$—	$484,512,579

	For the Period from May 19, 2020 (inception) to September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(165,691)	$—	$(165,691)
Change in fair value of warrant liabilities	—	(1,243,733)	(1,243,733)
Offering costs associated with private placement warrants	—	(9,344)	(9,344)
Net gain from investments held in Trust Account	83,554	—	83,554

Loss before income tax expense	(82,137)	(1,253,077)	(1,335,214)
Income tax expense	2,347	—	2,347

Net loss	$(84,484)	$(1,253,077)	$(1,337,561)

Weighted average Class A common stock outstanding, basic and diluted	47,612,727	—	47,612,727
Basic and diluted net income per Class A common stock	$—	$—	$—
Weighted average Class B common stock outstanding, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per Class B common stock	$(0.01)	$(0.10)	$(0.11)

	For the Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(142,226)	$—	$(142,226)
Change in fair value of warrant liabilities	—	(1,243,733)	(1,243,733)
Offering costs associated with private placement warrants	—	(9,344)	(9,344)
Net gain from investments held in Trust Account	83,554	—	83,554

Loss before income tax expense	(58,672)	(1,253,077)	(1,311,749)
Income tax expense	2,347	—	2,347

Net loss	$(61,019)	$(1,253,077)	$(1,314,096)

Weighted average Class A common stock outstanding, basic and diluted	47,612,727	—	47,612,727
Basic and diluted net income per Class A common stock	$—	$—	$—
Weighted average Class B common stock outstanding, basic and diluted	12,075,000	—	12,075,000
Basic and diluted net loss per Class B common stock	$(0.01)	$(0.10)	$(0.11)

	For the Period from May 19, 2020 (inception) to September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net cash used in operating activities	(548,409)	—	(548,409)
Net cash used in investing activities	(483,000,000)	—	(483,000,000)
Net cash provided by financing activities	484,520,841	—	484,520,841

Net change in cash	$972,432	$—	$972,432